BUSINESS COMBINATIONS	12 Months Ended
Dec. 31, 2021
Business Combinations [Abstract]
BUSINESS COMBINATIONS	Business Combination
On December 31, 2021, the Company completed its acquisition of Summit Funding Group, Inc. and its subsidiaries. Summit is a privately held, full service, equipment financing company that originates, purchases, sells and services equipment leases to commercial businesses in the United States and Canada. Upon completion of the transaction, Summit became a subsidiary of the Bank and continues to operate as Summit Funding Group, taking advantage of its existing brand recognition within the equipment financing industry. Operating results related to the Summit acquisition were immaterial to 2021 consolidated financial statements.

Pursuant to the purchase agreement, First Financial agreed to acquire all of the issued and outstanding equity securities of Summit for aggregate consideration of approximately $127.1 million consisting of $113.5 million in cash and $10.0 million of First Financial common stock, and a $3.6 million earn-out payment. Pursuant to the purchase agreement, the “earn-out” payments are payable annually for each of the five years following the closing of the acquisition, contingent upon the results of Summit's operations. First Financial incurred expenses related to the Summit acquisition of $2.6 million during the year ended December 31, 2021.

The Summit transaction was accounted for using the acquisition method of accounting and accordingly, assets acquired, liabilities assumed and consideration exchanged were recorded at estimated fair value on the acquisition date in accordance with FASB ASC Topic 805, Business Combinations. The fair value measurements of assets acquired and liabilities assumed were $185.8 million and $125.9 million, respectively, and included $42.3 million of financing leases and $73.9 million of operating leases. Given the timing of the transaction closing, acquisition accounting adjustments are considered preliminary at December 31, 2021. These present value measurements are subject to refinement for up to one year after the closing date of the acquisition as additional information relative to closing date fair values become available, and the measurement period ends in December 2022. Goodwill arising from the Summit acquisition was $63.0 million and reflects the business’s high growth potential and the expectation that the acquisition will provide additional revenue growth with the expansion of the Bank's leasing business. The goodwill is not deductible for income tax purposes as the transaction was accounted for as a tax-free exchange.  For further detail, see Note 9 – Goodwill and Other Intangible Assets.

In August, 2019, the Company completed its acquisition of Bannockburn Global Forex, LLC. Pursuant to the acquisition agreement, First Financial agreed to acquire all of the issued and outstanding membership interests of BGF for aggregate consideration of approximately $114.6 million consisting of $53.7 million in cash and $60.9 million of First Financial common stock. BGF was a privately held capital markets trading firm specializing in foreign currency advisory, hedge analytics and transaction processing for closely held enterprises.  Upon completion of the transaction, Bannockburn became a division of the Bank, but continues to operate as Bannockburn Global Forex, taking advantage of its existing brand recognition within the foreign exchange industry.
The Bannockburn transaction was accounted for using the acquisition method of accounting and accordingly, assets acquired, liabilities assumed and consideration exchanged were recorded at estimated fair value on the acquisition date in accordance with FASB ASC Topic 805, Business Combinations. The fair value measurements of assets acquired and liabilities assumed were $74.9 million and $18.4 million, respectively, and were subject to refinement for up to one year after the closing date of the acquisition as additional information relative to closing date fair values became available. The fair value of assets acquired and liabilities assumed were considered final as of August 2020. Goodwill arising from the BGF acquisition was $57.5 million and reflects the business’s high growth potential and the expectation that the acquisition will provide additional revenue growth and diversification. The goodwill is deductible for income tax purposes as the transaction is considered a taxable exchange. For further detail, see Note 9 – Goodwill and Other Intangible Assets.